Acquisitions, Sale of Hospira Infusion Systems Net Assets, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment - Baxter International (Details) - USD ($)
$ in Millions
	Dec. 01, 2014	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill		$ 55,952		$ 54,449		$ 48,242
Baxter International Inc. [Member]
Business Acquisition [Line Items]
Total consideration transferred	$ 648
Identifiable intangible assets	376
Inventories	194
Goodwill	12
Developed Technology Rights [Member] | Baxter International Inc. [Member]
Business Acquisition [Line Items]
Identifiable intangible assets	$ 371

[1]	Amounts may not add due to rounding.